Note 18 - Contingencies	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of contingent liabilities [text block]
18.	CONTINGENCIES

On June 3, 2025, the Company was served a statement of claim filed with the Ontario Superior Court of Justice by a former officer with respect to termination of his employment with the Company in 2022 and alleging wrongful dismissal. The claim seeks unspecified damages.

The Company has made an assessment on the validity of the claims and, at this time, the probability and amounts of any potential loss resulting from such claims is not determinable and no amounts have been accrued for any potential liability resulting from this in these consolidated financial statements.

The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company assesses its potential liability by analyzing its litigation and regulatory matters using available information. The Company develops its views on estimated losses in consultation with outside counsel handling our defense in these matters, which involves an analysis of potential results, assuming a combination of litigation and settlement strategies. Should developments in any of these matters cause a change in our determination as to an unfavorable outcome and result in the need to recognize a material accrual or should any of these matters result in a final adverse judgment or be settled for significant amounts, they could have a material adverse effect on our results of operations, cash flows and financial position in the year or periods in which such change in determination, judgment or settlement occurs.